4. STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended
Sep. 30, 2020
STOCKHOLDERS' DEFICIT:
Common stock issued
Exchange of Debt for common stock shares and warrants	8,132,013
Shares issued for manufacturing agreements	12,147
Shares issued for payment of Series D dividends	106,560
Investments	1,526,000
Issued during the nine months ended September 30, 2020	9,776,720

Summary table of common stock share transactions:

Balance at December 31, 2019	3,319,469
Issued in 2020	9,776,720
Balance at September 30, 2020	13,096,189

Debt exchanges
	Total Debt and Accrued Interest	Total Debt	Total Accrued Interest	Common Stock Shares	Warrants (Exercise $0.25)	Warrants (Exercise $0.75)	Warrants (Exercise $0.20)	Warrants (Exercise $0.15)	Warrants (Exercise $0.50)

Aquarius	$145,544	107,500	38,044	291,088	145,544	145,544	—	—	—
K2 Medical (Shenghuo)[3]	803,653	771,927	31,726	1,905,270	704,334	704,334	496,602	—	—
Mr. Blumberg	305,320	292,290	13,030	1,167,630	119,656	119,656	928,318	—	—
Mr. Case	179,291	150,000	29,291	896,456	—	—	896,456	—	—
Mr. Grimm	51,050	50,000	1,050	255,548	—	—	255,548	—	—
Mr. Gould	111,227	100,000	11,227	556,136	—	—	556,136	—	—
Mr. Mamula	15,577	15,000	577	77,885	—	—	77,885	—	—
Dr. Imhoff[2]	400,417	363,480	36,937	1,699,255	100,944	100,944	1,497,367	—	—
Ms. Rosenstock[1]	50,000	50,000	—	100,000	50,000	50,000	—	—	—
Mr. James[2]	2,286	2,000	286	7,745	1,227	1,227	5,291	—	—
Auctus	328,422	249,119	79,303	500,000	—	—	—	700,000	—
Mr. Clavijo	125,000	125,000	—	500,000	—	—	—	—	500,000
Mr. Wells[4]	220,000	220,000	—	—	—	—	—	—	—
	$2,737,787	$2,496,316	$241,471	7,957,013	1,121,705	1,121,705	4,713,603	700,000	500,000

1 Ms. Rosenstock also forgave $28,986 in debt to the Company.

2 Mr. Imhoff and Mr. James are members of the board of directors and therefore related parties.

[3] The Company’s COO and director, Mark Faupel, is a shareholder of Shenghuo, and a former director, Richard Blumberg, is a managing member of Shenghuo.

4 Mr. Wells will also receive 66,000 common share stock options; the details of which are explained in the following paragraph.

Outstanding warrants
Warrants (Underlying Shares)
Outstanding, January 1, 2020	46,016,840
Issuances	11,270,013
Cancelled / Expired	(70)
Exchanged in debt restructuring	(28,962,508)
Exercised	—
Outstanding, September 30, 2020	28,324,275

Shares reserved for warrants
Warrants (Underlying Shares)		Exercise Price	Expiration Date
4,262	(1)	$1.824 per share	March 19, 2021
7,185,000	(2)	$0.20 per share	February 12, 2023
1,725,000	(3)	$0.04 per share	February 21, 2021
325,000	(4)	$0.18 per share	April 4, 2022
215,000	(5)	$0.25 per share	July 1, 2022
100,000	(6)	$0.25 per share	September 1, 2022
7,500,000	(7)	$0.20 per share	December 17, 2024
250,000	(8)	$0.16 per share	March 31, 2025
2,597,705	(9)	$0.25 per share	December 30, 2022
2,597,705	(10)	$0.75 per share	December 30, 2022
4,713,603	(11)	$0.20 per share	December 30, 2022
60,000	(12)	$0.25 per share	April 23, 2023
50,000	(13)	$0.25 per share	December 30, 2022
50,000	(14)	$0.75 per share	December 30, 2022
700,000	(15)	$0.15 per share	May 21, 2023
250,000	(16)	$0.50 per share	June 23, 2023
1,000	(17)	$0.50 per share	August 10, 2022
28,324,275*

* However, please refer to Footnote 10 - CONVERTIBLE DEBT in the paragraph: Debt Restructuring for more information regarding our warrants.

(1)	Issued to investors for a loan in March 2018.
(2)	Exchanged in January 2020 from amount issued as part of a February 2016 private placement with senior secured debt holder
(3)	Issued to a placement agent in conjunction with a February 2016 private placement with senior secured debt holder
(4)	Issued to investors for a loan in April 2019
(5)	Issued to investors for a loan in July 2019
(6)	Issued to investors for a loan in September 2019
(7)	Issued to investors for a loan in December 2019
(8)	Issued to investors for a loan in January 2020
(9)	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
(10)	Issued to investors as part of Series D Preferred Stock Capital raise in December 2020
(11) (12) (13) (14) (15) (16)

Issued to investors as part of Series D Preferred Stock Capital raise in December 2020

Issued to a consultant for services in April 2020

Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020

Issued to an investor as part of Series D Preferred Stock Capital raise in April 2020

Issued to an investor for a loan in May 2020

Issued to an investor in exchange of debt in June 2020

(17)	Issued to a consultant for services in August 2020